SUPPLEMENT DATED APRIL 1 1999
                       TO THE PROSPECTUS DATED MAY 1, 1998
                                       OF
                     TEMPLETON VARIABLE PRODUCTS SERIES FUND

I.       TEMPLETON ASSET ALLOCATION FUND

     a) In the section "Portfolio Management - Templeton Asset Allocation Fund," the list of persons primarily responsible for day-to-day management of the Fund's portfolio is revised to read as follows:


         GARY CLEMONS
         SENIOR VICE PRESIDENT
         TEMPLETON INVESTMENT COUNSEL, INC.

         Mr. Clemons holds a Bachelor of Science degree from the University of Nevada at Reno and a Master of Business Administration degree from the University of Wisconsin at Madison. He has been with the Franklin Templeton Group since 1990 and has managed the equity portion of the Fund's portfolio since 1995.

         PETER NORI
         VICE PRESIDENT
         TEMPLETON INVESTMENT COUNSEL, INC.

         Mr. Nori holds both a Master of Business Administration degree and a Bachelor of Science degree with emphasis in finance from the University of San Francisco. He is a Chartered Financial Analyst and a member of the Association for Investment Management and Research. After completing the Franklin management training program, Mr. Nori joined Franklin portfolio research in 1990 as an equity analyst. In 1994, Mr. Nori joined the Templeton organization. He has managed the equity portion of the Fund's portfolio since 1996.

         WILLIAM T. HOWARD, JR.
         SENIOR VICE PRESIDENT
         TEMPLETON INVESTMENT COUNSEL, INC.

         Mr. Howard holds a Master of Business Administration degree from Emory University and a Bachelor of Arts degree from Rhodes College. He is a Chartered Financial Analyst and a member of the Financial Analysts Society. Before joining the Templeton Group in 1993, Mr. Howard was the international portfolio manager and analyst with the State of Tennessee Consolidated Retirement System. He has managed the equity portion of the Fund's portfolio since 1996.

         Beginning January 1, 1999, the fixed income portion of the portfolio will be managed by a team of Templeton Global Bond Managers, a division of Templeton Investment Counsel, Inc.


PAGE


II.      TEMPLETON BOND FUND

     a) In the section "Portfolio Management - Templeton Bond Fund," the list of persons primarily responsible for day-to-day management of the Fund's portfolio is revised to read as follows:

         Beginning January 1, 1999, the portfolio will be managed by a team of Templeton Global Bond Managers, a division of Templeton Investment Counsel, Inc.

     PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.